Net (Loss)/Income per Share (Tables)	12 Months Ended
Dec. 31, 2013
Net (Loss)/Income per Share [Abstract]
Basic and Diluted Net (Loss)/Income per Share
	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net (loss)/income per Class A and Class B ordinary share - basic:
Numerator:
Net income attributable to Phoenix New Media Limited	102,475	107,359	279,554	46,178
Accretion to convertible redeemable preferred share redemption value	(773,623)	—	—	—
Income allocation to participating preferred shares	(6,172)	—	—	—
Net (loss)/income attributable to ordinary shareholders	(677,320)	107,359	279,554	46,178
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	519,227,660	619,849,313	602,991,298	602,991,298
Weighted average number of contingently issuable shares	—	4,160,957	2,997,099	2,997,099
Denominator used in computing net (loss)/income per share — basic	519,227,660	624,010,270	605,988,397	605,988,397
Net (loss)/income per Class A and Class B ordinary share — basic	(1.30)	0.17	0.46	0.08

Net (loss)/income per Class A and Class B ordinary share - diluted:
Numerator:
Net income attributable to Phoenix New Media Limited	102,475	107,359	279,554	46,178
Accretion to convertible redeemable preferred share redemption value	(773,623)	—	—	—
Income allocation to participating preferred shares	(6,172)	—	—	—
Net (loss)/income attributable to ordinary shareholders	(677,320)	107,359	279,554	46,178
Denominator:
Denominator used in computing net (loss)/income per share — basic	519,227,660	624,010,270	605,988,397	605,988,397
Share-based awards	—	19,737,876	16,432,062	16,432,062
Denominator used in computing net (loss)/income per share — diluted	519,227,660	643,748,146	622,420,459	622,420,459
Net (loss)/income per Class A and Class B ordinary share — diluted	(1.30)	0.17	0.45	0.07

Net (loss)/income per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net (loss)/income per ADS — basic	64,903,458	78,001,284	75,748,550	75,748,550
Denominator used in computing net (loss)/income per ADS — diluted	64,903,458	80,468,518	77,802,557	77,802,557
Net (loss)/income per ADS — basic	(10.44)	1.38	3.69	0.61
Net (loss)/income per ADS — diluted	(10.44)	1.33	3.59	0.59